Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment reporting information profit (loss)

	Three Months Ended June 30,
	2012			2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	67,602	28,752	96,354	65,885	26,362	92,247
Voyage expenses	30	212	242	61	624	685
Vessel operating expenses	10,717	9,387	20,104	13,145	10,243	23,388
Depreciation and amortization	17,309	7,364	24,673	15,081	7,090	22,171
General and administrative (1)	4,099	2,407	6,506	3,941	2,594	6,535

Income from vessel operations	35,447	9,382	44,829	33,657	5,811	39,468

	Six Months Ended June 30,
	2012			2011
		Conventional			Conventional
	Liquefied Gas	Tanker		Liquefied Gas	Tanker
	Segment	Segment	Total	Segment	Segment	Total
	$	$	$	$	$	$

Voyage revenues	138,336	57,234	195,570	131,678	53,788	185,466
Voyage expenses	66	519	585	70	985	1,055
Vessel operating expenses	21,529	19,106	40,635	24,222	19,973	44,195
Depreciation and amortization	34,547	14,759	49,306	30,205	14,315	44,520
General and administrative (1)	8,626	4,996	13,622	7,265	5,596	12,861

Income from vessel operations	73,568	17,854	91,422	69,916	12,919	82,835

Reconciliation of total segment assets

	June 30,	December 31,
	2012	2011
	$	$
Total assets of the liquefied gas segment	3,103,704	2,911,659
Total assets of the conventional tanker segment	531,581	546,155
Unallocated:
Cash and cash equivalents	114,916	93,627
Accounts receivable and prepaid expenses	15,783	18,837
Advances to affiliates	24,362	11,922

Consolidated total assets	3,790,346	3,582,200